SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2015
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On November 11, 2015, the Company approved and declared a cash dividend of US$0.225 per ordinary share on its outstanding shares to shareholders of record as of the close of trading on January 6, 2016. Holders of ADS, each representing four ordinary shares of CDEL, are accordingly entitled to the cash dividend of $0.90 per ADS. The depository, Deutsche Bank Trust Company Americas, will charge a fee of $0.02 per ADS when the dividends are distributed on or about January 13, 2016.

On November 11, 2015, the Board of Directors approved an increase to the share repurchase authorization of an additional $10,000 to a total of $20,000.

The Group is in the process to submit its application of Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”), an original 100% owned subsidiary of the consolidated VIE of the Group, for listing on the National Equities Exchange and Quotations, an emerging over-the-counter market in China. To facilitate the proposed listing, the 99.73% equity interest of Zhengbao Yucai owned by Beijing Champion Hi-Tech Co., Ltd., was transferred to Beijing Champion Distance Education Technology Co., Ltd., in October 2015. The rest 0.27% equity interest of Zhengbao Yucai was owned by Beijing Champion Wangge Education Technology Co., Ltd, a wholly owned subsidiary of Beijing Champion Hi-Tech Co., Ltd. The transfer is a transaction under common control as both are entities consolidated by the Group. In January 2016, Zhengbao Yucai issued new shares to selected directors, officers and employees, and as a result, the equity interest of the Group in Zhengbao Yucai reduced to 60.1%. The net proceeds received by Zhengbao Yucai amounted to RMB 31.7 million ($4,993).

In December 2015, the Group incorporated Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd., (“Zhongxi Healthcare Education”), in the PRC. Also in December 2015, a series of contractual arrangements was signed among Zhongxi Healthcare Education, Beijing Champion Healthcare Education Technology Co., Ltd (“Champion Healthcare Education”), a private company domiciled in the PRC owned by Zhengdong Zhu and Baohong Yin, and the shareholders of Champion Healthcare Education. These contractual arrangements include an exclusive business cooperation agreement, an equity pledge agreement, an exclusive option agreement, the powers of attorney and letter of undertaking. The purpose of this arrangement is to facilitate further development of healthcare education related services and products.